TYPE                13F-HR
PERIOD              09/30/05
FILER
     CIK            0000898373
     CCC            2jjjj#jj
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-7635

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: September 30,2005

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       November 2, 2005
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         25

Form 13F Information Table Value Total:    $  539,998
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                                 FORM 13F INFORMATION TABLE
                                                  VALUE       SHARES/   SH/ PUT/INVSTMT OTHER        VOTING AUTHORITY
    NAME  OF ISSUER     TITLE OF CLASS CUSIP     (x$1000)    PRN AMT   PRN CALL DSCRETN MANAGERSSOLE   SHARED     NONE
--------------------------------------------------------------------------------------------------------- -------- --------
C-COR Inc               COM         125010108          31,374 4,648,012 SH      OTHER  01              4,648,012
Fairfax Financial HoldinSUB VTG     303901102           4,310    24,785 SH      OTHER  01                  5,932   18,853
Gartner Inc             COM         366651107          58,268 4,984,400 SH      OTHER  01              4,984,400
Interwoven Inc          COM NEW     46114t508          31,094 3,805,915 SH      OTHER  01              3,805,915
Ishares Russell 2000 IndPUT         464287955           6,639   100,000 SH PUT  OTHER  01                100,000
Krispy Kreme Doughnuts ICOM         501014104           2,310   369,076 SH      OTHER  01                116,393  252,683
Lexar Media Inc.        COM         52886p104          38,457 6,027,779 SH      OTHER  01              6,027,779
Navarre Corp            COM         639208107           1,823   314,929 SH      OTHER  01                  9,014  305,915
Navarre Corp            PUT         639208957           8,796 1,519,100 SH PUT  OTHER  01              1,519,100
Novastar Financial Inc  COM         669947400          13,521   409,842 SH      OTHER  01                      0  409,842
Novastar Financial Inc  PUT         669947950           7,617   230,900 SH PUT  OTHER  01                230,900
Ominvision Tech Inc     PUT         682128953          38,229 3,029,200 SH PUT  OTHER  01              3,029,200
Overstock.com Inc       COM         690370101          22,590   589,043 SH      OTHER  01                238,985  350,058
Overstock.com Inc       PUT         690371951           9,534   248,600 SH PUT  OTHER  01                248,600
Powerwave Technologies ICOM         739363109          80,679 6,210,823 SH      OTHER  01              6,210,823
Powerwave Technologies ICALL        739363909           5,014   386,000 SH CALL OTHER  01                386,000
Pulte Homes             PUT         745867951          15,022   350,000 SH PUT  OTHER  01                350,000
Ryerson Tull Inc (New)  COM         78375P107          36,148 1,697,085 SH      OTHER  01              1,697,085
Safeway Inc.            COM         786514208          57,372 2,241,100 SH      OTHER  01              2,241,100
Take Two Interactive IncPUT         874054959          22,991 1,040,800 SH PUT  OTHER  01              1,040,800
Taser Intl Inc          COM         87651b104           5,120   829,746 SH      OTHER  01                392,922  436,824
Taser Intl Inc          PUT         87651b954          10,993 1,781,700 SH PUT  OTHER  01              1,781,700
Temper-Pedic Intl       PUT         88023u951          20,393 1,722,400 SH PUT  OTHER  01              1,722,400
TheStreet.com Inc       COM         88368q103           9,283 2,220,810 SH      OTHER  01              2,220,810
Yankee Candle           PUT         984757954           2,421    98,800 SH PUT  OTHER  01                 98,800

 /TEXT
 /DOCUMENT
 /SUBMISSION